Shareholder Fees - FidelityFreedomBlendFunds-K6ComboPRO	Sep. 08, 2023 USD ($)
FidelityFreedomBlendFunds-K6ComboPRO | Fidelity Freedom Blend 2035 Fund
Shareholder Fees:
(fees paid directly from your investment)	none